Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Unearned Revenue	$ 73,539	$ 79,529
Less current portion	(52,399)	(52,177)
Non-current portion	21,140	27,352
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	33,986	34,258
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	38,907	44,331
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	$ 646	$ 940